Schedule of accounts receivable (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Accounts Receivable Schedule Of Accounts Receivable 1	0
Accounts Receivable Schedule Of Accounts Receivable 2	323,570
Accounts Receivable Schedule Of Accounts Receivable 3	27,179
Accounts Receivable Schedule Of Accounts Receivable 4	34,435
Accounts Receivable Schedule Of Accounts Receivable 5	27,179
Accounts Receivable Schedule Of Accounts Receivable 6	358,005
Accounts Receivable Schedule Of Accounts Receivable 1		323,570
Accounts Receivable Schedule Of Accounts Receivable 2		0
Accounts Receivable Schedule Of Accounts Receivable 3		34,435
Accounts Receivable Schedule Of Accounts Receivable 4		29,892
Accounts Receivable Schedule Of Accounts Receivable 5		358,005
Accounts Receivable Schedule Of Accounts Receivable 6		29,892